EQUITY BASED COMPENSATION - Schedule of the Activity Related to the Compensatory Class B Units During the Respective Periods (Details) - Class B Unit Capital - Galaxy Digital Holdings, LP - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class B Units
Beginning balance (in shares)	10,711,587	10,792,944	10,792,944	14,890,203
Granted / transferred (in shares)	0	0	0	0
Exchanged (in shares)	0	(81,357)		(4,097,259)
Forfeited (in shares)	0	0	0	0
Ending balance (in shares)	10,711,587	10,711,587	10,792,944	10,792,944
Class B units exercisable (in shares)	10,711,587	10,711,587	10,777,718
Weighted-Average Grant Date Fair Value (C$)
Beginning balance (in cad per share)	$ 1.49	$ 1.49	$ 1.49	$ 1.81
Granted / transferred (in cad per share)	0	0	0	0
Exchanged (in cad per share)	0	1.65		1.98
Forfeited (in cad per share)	0	0	0
Ending balance (in cad per shares)		1.49	1.49	$ 1.49
Class B units exercisable (in cad per share)	$ 1.49	$ 1.49	$ 1.49